SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 22, 2026, the date which the financial statements were available to be issued, and has concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.